Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38064
Entity Registrant Name	Aeterna Zentaris Inc.
Entity Central Index Key	0001113423
Entity Address, Address Line One	c/o Norton Rose Fulbright Canada, LLP
Entity Address, Address Line Two	222 Bay Street
Entity Address, Address Line Three	Suite 3000, PO Box 53,
Entity Address, City or Town	Toronto ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5K 1E7